Commitments and Contingent Liabilities - Operating Leases (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2023 USD ($)	Aug. 31, 2022 USD ($) ft²	Jan. 31, 2022 ft²	Dec. 31, 2021 ft²
Lessee, Lease, Description [Line Items]
Lease space | ft²	22,000					55,000	12,000	14,000
Loss on abandonment of right-of-use assets		$ 600	$ 645
Tenant improvement allowance provided by lessor			17,200
Tenant improvement allowance received			$ 16,700	$ 500
Lease liability	$ 30,722				$ 14,100
Future lease payments	$ 48,369				37,900
Gross fixed payments					54,600
Lease incentives receivable					$ 16,700	$ 16,700
Weighted-average incremental borrowing rate	11.40%		11.40%		11.40%
Renewal term						3 years
Lease not yet commenced, renewal term	2 years
Lessee, Operating Lease, Lease Not yet Commenced, Existence of Option to Extend [true false]	true
Letters of credit on leases	$ 1,100		$ 1,100
Operating lease, lease not yet commenced
Lessee, Lease, Description [Line Items]
Total undiscounted lease payments over the lease term	$ 1,900